Shareholders' Equity	12 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13 – SHAREHOLDERS’ EQUITY

Ordinary shares

As the result of the 2 for 1 reverse split which occurred on October 9, 2020, Huadi International is authorized to issue 250,000,000 ordinary shares of a single class, par value $0.0002 per ordinary share. There are currently 10,000,000 issued and outstanding ordinary shares, of which 16.64% and 83.36% held by Yongqiang Maituo Limited and Yongqiang Donghai Limited, respectively, as of September 30, 2020. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such Reverse Stock Split occurred on the first day of the first period presented.

Non-controlling interests

Non-controlling interests represent the interest of non-controlling shareholder in Huadi Steel based on his proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. In August 2019, Wenzhou Hongshun acquired 99% equity percentage of Huadi Steel from the PRC Shareholders. As the result, Huadi Steel’s equity interest is 99% held by Wenzhou Hongshun and 1% held by Di Wang. The non-controlling interest in Huadi Steel was 1% as of September 30, 2020 and 2019.